SUMMARY OF CONTRACTUAL UNDISCOUNTED CASH FLOW FINANCIAL LIABILITIES (Details)	Dec. 31, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Trade accounts payable	$ 172,521
Total financial liabilities	172,521
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade accounts payable	172,521
Total financial liabilities	172,521
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade accounts payable
Total financial liabilities
Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Trade accounts payable	172,521
Total financial liabilities	$ 172,521